LEASE LIABILITIES (Schedule of Carrying Values of Finance Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current liabilities
Lease liabilities related to Right of Use assets	$ 2,285	$ 1,694
Current liabilities	2,285	1,694
Non-Current liabilities
Lease liabilities related to Right of Use assets	$ 10,477	$ 10,872